Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Operating lease revenue	$ 399,514	$ 346,894	$ 313,582
Finance lease revenue	675	731	2,066
Equity earnings (loss) from unconsolidated subsidiary	(54)	496	530
Gain on sale of aircraft	13,398	3,926	27,195
Interest and other income	4,766	1,204	1,666
Total revenues	418,299	353,251	345,039
Expenses
Depreciation	144,084	133,227	120,452
Aircraft impairment	0	22,000	96,122
Interest expense	144,742	127,782	123,161
Selling, general and administrative	31,185	30,671	30,077
Loss (gain) on derivatives	(2,382)	(192)	91
Loss on modification and extinguishment of debt	2,474	23,309	9,246
Maintenance and other costs	2,547	2,524	2,279
Total expenses	322,650	339,321	381,428
Net income (loss) before provision (benefit) for income taxes	95,649	13,930	(36,389)
Provision (benefit) for income taxes	9,926	11,332	(7,277)
Net income (loss)	$ 85,723	$ 2,598	$ (29,112)
Weighted average number of shares:
Basic (in shares)	29,744,083	30,307,357	33,239,001
Diluted (in shares)	29,783,904	30,353,425	33,239,001
Earnings (loss) per share:
Basic (in dollars per share)	$ 2.88	$ 0.09	$ (0.88)
Diluted (in dollars per share)	$ 2.88	$ 0.09	$ (0.88)